Note 19 - Quarterly Financial Data (Unaudited) (Details) - Selected Unaudited Quarterly Financial Data (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2013
Interest income	$ 5,205,000	$ 4,913,000	$ 4,902,000	$ 4,834,000	$ 5,468,000	$ 5,564,000	$ 5,682,000	$ 5,877,000
Net interest income	4,410,000	4,091,000	4,086,000	4,018,000	4,576,000	4,501,000	4,422,000	4,417,000	16,604,555	17,915,622	19,135,129
Net income (loss)	$ 1,080,000	$ 1,116,000	$ 1,347,000	$ 1,098,000	$ 1,175,000	$ 1,104,000	$ 1,203,000	$ 1,003,000	$ 4,641,204	$ 4,484,817	$ 2,942,645
Income (loss) per common share basic (in Dollars per share)	$ 0.312	$ 0.324	$ 0.391	$ 0.318	$ 0.341	$ 0.320	$ 0.349	$ 0.291
Income (loss) per common share diluted (in Dollars per share)	$ 0.312	$ 0.324	$ 0.391	$ 0.318	$ 0.341	$ 0.320	$ 0.349	$ 0.291